Note 15 - Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	Total	Less than 1 year	1-2 years	Thereafter
Lease commitments	$568	$64	$213	$291